Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000237295 [Member]
Shareholder Report [Line Items]
Fund Name	Strive 500 ETF
Class Name	Strive 500 ETF
Trading Symbol	STRV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Strive 500 ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(215) 882-9983
Additional Information Website	www.strivefunds.com/strv
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
U.S. large-cap stocks rose strongly during the Period amid solid economic growth, easing inflation, and shifting monetary policy. Companies in the technology sector, particularly those in the semiconductor industry, benefited from increased demand due to the rapid advancements in artificial intelligence (AI) technology, demand for specialized chips, and increased computing power. Companies in the financials sector benefited from elevated interest rates and stable economic conditions.

Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (9/14/2022)
Strive 500 ETF - NAV	22.26%	21.48%
Strive 500 ETF - Market	22.16%	21.47%
Bloomberg US Large Cap Index/Solactive GBS United States 500 Index	22.29%	21.55%
Bloomberg US Large Cap Index	21.52%	22.24%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Effective January 26, 2024, the Fund’s investment strategy changed to track the investment results of the Bloomberg US Large Cap Index. Prior to January 26, 2024, the Fund’s investment strategy was to track the investment results of the Solactive GBS United States 500 Index. Performance shown for the Bloomberg US Large Cap Index/Solactive GBS United States 500 Index for the period prior to January 26, 2024 is that of the Solactive GBS United States 500 Index and for the period beginning January 26, 2024 is that of the Bloomberg US Large Cap Index. Visit www.strivefunds.com/strv for more recent performance information.

Performance Inception Date	Sep. 14, 2022
Net Assets	$ 601,207,978
Holdings Count | holding	501
Advisory Fees Paid, Amount	$ 222,292
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$601,207,978	Portfolio Turnover Rate*	4%
# of Portfolio Holdings	501	Advisory Fees Paid	$222,292
*Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	32.0%
Financials	12.7%
Health Care	12.0%
Consumer Discretionary	9.9%
Communication Services	9.0%
Industrials	8.3%
Consumer Staples	5.8%
Energy	3.7%
Utilities	2.2%
Real Estate	2.1%
Materials	1.9%
Cash & Cash Equivalents	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
Apple, Inc.	6.9%
Microsoft Corp.	6.7%
Nvidia Corp.	6.0%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc. - Class A	2.2%
Alphabet, Inc. - Class A	2.2%
Alphabet, Inc. - Class C	1.8%
Broadcom, Inc.	1.6%
Eli Lilly & Co.	1.5%
Tesla, Inc.	1.4%

Material Fund Change Name [Text Block]
Material Fund Changes
Effective January 26, 2024, the Fund’s investment strategy changed to track the investment results of the Bloomberg US Large Cap Index. Prior to January 26, 2024, the Fund’s investment strategy was to track the investment results of the Solactive GBS United States 500 Index. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 30, 2024 at www.strivefunds.com/strv or upon request by calling (215) 882-9983.

C000248532 [Member]
Shareholder Report [Line Items]
Fund Name	Strive Mid-Cap ETF
Class Name	Strive Mid-Cap ETF
Trading Symbol	STXM
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Strive Mid-Cap ETF (the “Fund”) for the period of April 10, 2024 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(215) 882-9983
Additional Information Website	www.strivefunds.com/stxm
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$6	0.18%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
U.S. mid-cap stocks rose modestly for the Period amid solid economic growth, easing inflation, and shifting monetary policy. Companies in the financials sector benefited from elevated interest rates and stable economic conditions. Companies in the consumer discretionary sector benefited from the home construction industry’s favorable performance despite elevated interest rates and higher borrowing costs.

Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

CUMULATIVE TOTAL RETURNS
Since Inception (4/10/2024)
Strive Mid-Cap ETF - NAV	3.44%
Strive Mid-Cap ETF - Market	3.59%
Bloomberg US 400 Index	3.67%
Bloomberg US 1000 Index	6.96%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit www.strivefunds.com/stxm for more recent performance information.

Performance Inception Date	Apr. 10, 2024
Net Assets	$ 12,387,821
Holdings Count | holding	397
Advisory Fees Paid, Amount	$ 4,421
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$12,387,821	Portfolio Turnover Rate*	4%
# of Portfolio Holdings	397	Advisory Fees Paid	$4,421
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	20.9%
Consumer Discretionary	14.4%
Financials	14.2%
Information Technology	14.0%
Health Care	8.8%
Real Estate	7.3%
Materials	6.6%
Consumer Staples	4.2%
Energy	4.2%
Communication Services	2.5%
Utilities	2.5%
Cash & Cash Equivalents	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
Vistra Corp.	0.8%
MicroStrategy, Inc. - Class A	0.7%
GoDaddy, Inc. - Class A	0.6%
Carlisle Cos., Inc.	0.6%
Williams-Sonoma, Inc.	0.6%
Lennox International, Inc.	0.6%
AerCap Holdings NV	0.5%
Pure Storage, Inc. - Class A	0.5%
EMCOR Group, Inc.	0.5%
Textron, Inc.	0.5%

C000238757 [Member]
Shareholder Report [Line Items]
Fund Name	Strive Small-Cap ETF
Class Name	Strive Small-Cap ETF
Trading Symbol	STXK
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Strive Small-Cap ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(215) 882-9983
Additional Information Website	www.strivefunds.com/stxk
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
U.S. small-cap stocks rose strongly during the Period amid solid economic growth, easing inflation, and shifting monetary policy. Companies in the financials sector, particularly those in the financial services, banking, and insurance industries, benefited from elevated interest rates and stable economic conditions. Companies in the industrials sector benefited from economic data bolstering estimates of future demand.

Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (11/9/2022)
Strive Small-Cap ETF - NAV	13.99%	17.72%
Strive Small-Cap ETF - Market	13.99%	17.79%
Bloomberg US 600 Index/Bloomberg US 2000 Index	14.14%	17.93%
Bloomberg US 1000 Index	21.51%	26.85%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Effective January 25, 2023, the Fund’s investment objective changed to track the total return performance, before fees and expenses, of an index composed of U.S. small-capitalization companies, and the Fund’s investment strategy changed to track the investment results of the Bloomberg 600 Index. Prior to January 25, 2023, the Fund’s investment objective was to track the total return performance, before fees and expenses, of an index composed of U.S. small- and mid-capitalization companies, and the Fund’s investment strategy was to track the investment results of the Bloomberg US 2000 Index. Performance shown for the Bloomberg US 600 Index/Bloomberg US 2000 Index for periods prior to January 25, 2023 is that of the Bloomberg US 2000 Index and for periods beginning January 25, 2023 is that of the Bloomberg US 600 Index. Visit www.strivefunds.com/stxk for more recent performance information.

Performance Inception Date	Nov. 09, 2022
Net Assets	$ 54,845,733
Holdings Count | holding	590
Advisory Fees Paid, Amount	$ 66,975
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$54,845,733	Portfolio Turnover Rate*	31%
# of Portfolio Holdings	590	Advisory Fees Paid	$66,975
*Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	18.0%
Financials	16.9%
Information Technology	12.9%
Health Care	12.9%
Consumer Discretionary	12.3%
Materials	6.4%
Real Estate	6.1%
Energy	5.3%
Utilities	4.1%
Consumer Staples	2.8%
Communication Services	2.1%
Cash & Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
Insmed, Inc	0.6%
Sprouts Farmers Market, Inc.	0.5%
FTAI Aviation Ltd.	0.5%
ATI, Inc.	0.4%
Mueller Industries, Inc.	0.4%
Allison Transmission Holdings, Inc.	0.4%
DT Midstream, Inc.	0.4%
Abercrombie & Fitch Co. - Class A	0.4%
Carpenter Technology Corp.	0.4%
Kirby Corp.	0.4%

C000238755 [Member]
Shareholder Report [Line Items]
Fund Name	Strive 1000 Growth ETF
Class Name	Strive 1000 Growth ETF
Trading Symbol	STXG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Strive 1000 Growth ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(215) 882-9983
Additional Information Website	www.strivefunds.com/stxg
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
Growth tilted U.S. large- and mid-cap stocks rose strongly during the Period as solid economic growth, easing inflation, and shifting monetary policy supported equities. Companies in the technology sector, particularly those in the semiconductor industry, benefited from increased demand due to the rapid advancements in artificial intelligence (AI) technology, demand for specialized chips, and increased computing power. Companies in the communications sector, particularly those in the internet media and services industry, benefited from the growth of online advertising, which boosted revenue and income.

Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (11/9/2022)
Strive 1000 Growth ETF - NAV	24.14%	33.12%
Strive 1000 Growth ETF - Market	24.37%	33.20%
Bloomberg US 1000 Growth Index	24.36%	33.39%
Bloomberg US 1000 Index	21.51%	26.85%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit www.strivefunds.com/stxg for more recent performance information.

Performance Inception Date	Nov. 09, 2022
Net Assets	$ 86,952,529
Holdings Count | holding	698
Advisory Fees Paid, Amount	$ 94,514
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$86,952,529	Portfolio Turnover Rate*	9%
# of Portfolio Holdings	698	Advisory Fees Paid	$94,514
*Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	41.1%
Consumer Discretionary	11.8%
Health Care	10.9%
Communication Services	10.1%
Industrials	8.8%
Financials	8.2%
Consumer Staples	3.8%
Real Estate	2.0%
Materials	1.8%
Energy	0.8%
Utilities	0.4%
Cash & Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Apple, Inc.	9.2%
Microsoft Corp.	8.8%
Nvidia Corp.	8.0%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc. - Class A	3.0%
Alphabet, Inc. - Class A	2.9%
Alphabet, Inc. - Class C	2.4%
Broadcom, Inc.	2.1%
Eli Lilly & Co.	1.9%
Tesla, Inc.	1.8%

C000238756 [Member]
Shareholder Report [Line Items]
Fund Name	Strive 1000 Value ETF
Class Name	Strive 1000 Value ETF
Trading Symbol	STXV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Strive 1000 Value ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(215) 882-9983
Additional Information Website	www.strivefunds.com/stxv
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
U.S. large- and mid-cap stocks rose strongly during the Period as solid economic growth, easing inflation, and shifting monetary policy supported equities, though value-tilted stocks trailed the stronger returns of growth-tilted companies favored by investors during the Period. Companies in the financials sector, particularly those in the financial services, banking, and insurance industries, benefited from elevated interest rates and stable economic conditions. Companies in the industrials sector benefited from economic data bolstering estimates of future demand. Value-tilted companies in the technology sector benefited from increased demand due to the rapid advancements in artificial intelligence (AI) technology.

Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (11/9/2022)
Strive 1000 Value ETF - NAV	15.12%	14.09%
Strive 1000 Value ETF - Market	15.33%	14.16%
Bloomberg US 1000 Value Index	15.39%	14.33%
Bloomberg US 1000 Index	21.51%	26.85%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit www.strivefunds.com/stxv for more recent performance information.

Performance Inception Date	Nov. 09, 2022
Net Assets	$ 54,678,934
Holdings Count | holding	700
Advisory Fees Paid, Amount	$ 55,133
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$54,678,934	Portfolio Turnover Rate*	13%
# of Portfolio Holdings	700	Advisory Fees Paid	$55,133
*Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Financials	23.6%
Health Care	13.8%
Energy	10.5%
Industrials	10.2%
Consumer Staples	9.9%
Utilities	6.5%
Information Technology	6.3%
Consumer Discretionary	6.0%
Communication Services	5.3%
Real Estate	3.7%
Materials	3.6%
Cash & Cash Equivalents	0.6%

TOP 10 HOLDINGS (as a % of Net Assets)
JPMorgan Chase & Co.	4.0%
Exxon Mobil Corp.	3.4%
Chevron Corp.	1.8%
Bank of America Corp.	1.8%
Johnson & Johnson	1.8%
Walmart, Inc.	1.4%
Wells Fargo & Co.	1.4%
Berkshire Hathaway, Inc. - Class B	1.3%
AbbVie, Inc.	1.2%
Philip Morris International, Inc.	1.2%

C000238758 [Member]
Shareholder Report [Line Items]
Fund Name	Strive 1000 Dividend Growth ETF
Class Name	Strive 1000 Dividend Growth ETF
Trading Symbol	STXD
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Strive 1000 Dividend Growth ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(215) 882-9983
Additional Information Website	www.strivefunds.com/stxd
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
Growth tilted U.S. large- and mid-cap stocks with a history of consistently growing dividends rose strongly during the Period. Companies in the technology sector, particularly those in the semiconductor industry, benefited from increased demand due to the rapid advancements in artificial intelligence (AI) technology, demand for specialized chips, and increased computing power. Companies in the health care sector, particularly those in the pharmaceuticals industry, benefited from the development of new drugs, like the popular new GLP-1 drugs for weight loss. Companies in the financials sector benefited from elevated interest rates and stable economic conditions.

Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (11/9/2022)
Strive 1000 Dividend Growth ETF - NAV	16.73%	18.57%
Strive 1000 Dividend Growth ETF - Market	16.78%	18.64%
Bloomberg US 1000 Dividend Growth Index	17.18%	19.03%
Bloomberg US 1000 Index	21.51%	26.85%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit www.strivefunds.com/stxd for more recent performance information.

Performance Inception Date	Nov. 09, 2022
Net Assets	$ 43,199,757
Holdings Count | holding	215
Advisory Fees Paid, Amount	$ 116,836
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$43,199,757	Portfolio Turnover Rate*	10%
# of Portfolio Holdings	215	Advisory Fees Paid	$116,836
*Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	24.7%
Health Care	22.8%
Industrials	14.1%
Financials	13.8%
Consumer Staples	8.1%
Consumer Discretionary	7.5%
Materials	3.6%
Real Estate	3.1%
Utilities	1.6%
Energy	0.4%
Communication Services	0.1%
Cash & Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
Apple, Inc.	5.2%
Broadcom, Inc.	4.7%
Microsoft Corp.	4.6%
Eli Lilly & Co.	4.4%
UnitedHealth Group, Inc.	3.4%
Visa, Inc. - Class A	2.7%
Mastercard, Inc. - Class A	2.4%
Procter & Gamble Co.	2.4%
Johnson & Johnson	2.4%
Home Depot, Inc.	2.3%

C000237296 [Member]
Shareholder Report [Line Items]
Fund Name	Strive U.S. Energy ETF
Class Name	Strive U.S. Energy ETF
Trading Symbol	DRLL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Strive U.S. Energy ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(215) 882-9983
Additional Information Website	www.strivefunds.com/drll
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
U.S. large- and mid-cap energy stocks returned positive in the Period amid a volatile year for the energy sector. The Fund’s return was largely correlated to the price of oil, which saw significant volatility in the fall and declined by the end of the calendar year 2023. Oil prices and the corresponding energy sector equities then recovered rapidly during February and March 2024.

Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (8/8/2022)
Strive U.S. Energy ETF - NAV	6.43%	13.27%
Strive U.S. Energy ETF - Market	6.40%	13.22%
Bloomberg US Energy Select Index/Solactive United States Energy Regulated Capped Index	6.91%	13.71%
Bloomberg US 1000 Index	21.51%	16.89%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Effective April 11, 2024, the Fund’s investment strategy changed to track the investment results of the Bloomberg US Energy Select Index. Prior to April 11, 2024, the Fund’s investment strategy was to track the investment results of the Solactive United States Energy Regulated Capped Index. Performance shown for the Bloomberg US Energy Select Index/Solactive United States Energy Regulated Capped Index for periods prior to April 11, 2024 is that of the Solactive United States Energy Regulated Capped Index and for periods beginning April 11, 2024 is that of the Bloomberg US Energy Select Index. Visit www.strivefunds.com/drll for more recent performance information.

Performance Inception Date	Aug. 08, 2022
Net Assets	$ 344,210,854
Holdings Count | holding	40
Advisory Fees Paid, Amount	$ 1,419,497
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$344,210,854	Portfolio Turnover Rate*	21%
# of Portfolio Holdings	40	Advisory Fees Paid	$1,419,497
*Excludes impact of in-kind transactions.

Holdings [Text Block]

INDUSTRY WEIGHTING (as a % of Net Assets)
Integrated Oil & Gas	47.5%
Oil & Gas Exploration & Production	36.5%
Oil & Gas Refining & Marketing	15.0%
Automotive Retail	0.9%
Cash & Cash Equivalents	0.1%

Top 10 Holdings (as a % of Net Assets)
Exxon Mobil Corp.	22.9%
Chevron Corp.	20.9%
Phillips 66	4.5%
EOG Resources, Inc.	4.5%
Marathon Petroleum Corp.	4.5%
Valero Energy Corp.	4.3%
Hess Corp.	4.2%
ConocoPhillips	3.7%
Occidental Petroleum Corp.	3.5%
Diamondback Energy, Inc.	2.9%

C000237297 [Member]
Shareholder Report [Line Items]
Fund Name	Strive U.S. Semiconductor ETF
Class Name	Strive U.S. Semiconductor ETF
Trading Symbol	SHOC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Strive U.S. Semiconductor ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(215) 882-9983
Additional Information Website	www.strivefunds.com/shoc
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$46	0.40%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The U.S. listed semiconductor industry saw remarkable returns over the Period as a result of major advancements in artificial intelligence (AI) technology. The rapid advancements in generative AI and large language models, which allow users to generate output from simple natural language queries, drove a surge in demand for specialized chips and increased computing power.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (10/5/2022)
Strive U.S. Semiconductor ETF - NAV	30.46%	43.03%
Strive U.S. Semiconductor ETF - Market	30.38%	43.06%
Bloomberg US Listed Semiconductors Select Index/Solactive United States Semiconductors 30 Capped Index	31.12%	43.77%
Bloomberg US 1000 Index	21.51%	24.39%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Effective March 21, 2024, the Fund’s investment strategy changed to track the investment results of the Bloomberg US Listed Semiconductors Select Index. Prior to March 21, 2024, the Fund’s investment strategy was to track the investment results of the Solactive United States Semiconductors 30 Capped Index. Performance shown for the Bloomberg US Listed Semiconductors Select Index/Solactive United States Semiconductors 30 Capped Index for periods prior to March 21, 2024 is that of the Solactive United States Semiconductors 30 Capped Index and for periods beginning March 21, 2024 is that of the Bloomberg US Listed Semiconductors Select Index. Visit www.strivefunds.com/shoc for more recent performance information.

Performance Inception Date	Oct. 05, 2022
Net Assets	$ 83,169,291
Holdings Count | holding	31
Advisory Fees Paid, Amount	$ 211,458
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$83,169,291	Portfolio Turnover Rate*	29%
# of Portfolio Holdings	31	Advisory Fees Paid	$211,458
*Excludes impact of in-kind transactions.

Holdings [Text Block]

INDUSTRY WEIGHTING (as a % of Net Assets)
Semiconductors	62.8%
Semiconductor Materials & Equipment	25.2%
Electronic Components	2.7%
Application Software	5.4%
Electronic Manufacturing Services	1.6%
Electronic Equipment & Instruments	0.8%
Specialty Chemicals	0.4%
Electrical Components & Equipment	0.2%
Cash & Cash Equivalents	0.9%

TOP 10 HOLDINGS (as a % of Net Assets)
Nvidia Corp.	24.7%
ASML Holding NV	11.3%
Advanced Micro Devices, Inc.	7.2%
Broadcom, Inc.	5.1%
Texas Instruments, Inc.	4.5%
Intel Corp.	4.4%
Applied Materials, Inc.	4.3%
Lam Research Corp.	4.1%
Analog Devices, Inc.	4.0%
Micron Technology, Inc.	3.9%

C000240405 [Member]
Shareholder Report [Line Items]
Fund Name	Strive Natural Resources and Security ETF
Class Name	Strive Natural Resources and Security ETF
Trading Symbol	FTWO
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Strive Natural Resources and Security ETF (the “Fund”) for the period of August 30, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(215) 882-9983
Additional Information Website	www.strivefunds.com/ftwo
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$49	0.49%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
North American stocks in the natural resources and security industries rose strongly during the reporting period. The Fund invests in companies whose primary business activities are involved in Fuel, Aerospace & Defense, Agriculture, Nuclear, and Gold & Precious Metals. Companies in the nuclear energy industry benefited from the market’s expectation for significant demand growth as advances in artificial intelligence (AI) technology require large amounts of reliable energy. Fuel companies benefited from the price of oil during the Period. Both Aerospace & Defense and Gold & Precious Metals companies benefited from increased revenue due to increased geopolitical tensions and expectations of persistent inflation.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

CUMULATIVE TOTAL RETURNS
Since Inception (8/30/2023)
Strive Natural Resources and Security ETF - NAV	16.60%
Strive Natural Resources and Security ETF- Market	16.59%
Bloomberg FAANG 2.0 Select Index	17.17%
Bloomberg US 1000 Index	23.58%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.strivefunds.com/ftwo for more recent performance information.

Performance Inception Date	Aug. 30, 2023
Net Assets	$ 23,207,766
Holdings Count | holding	49
Advisory Fees Paid, Amount	$ 35,619
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$23,207,766	Portfolio Turnover Rate*	27%
# of Portfolio Holdings	49	Advisory Fees Paid	$35,619
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	33.5%
Materials	29.0%
Energy	25.6%
Utilities	10.9%
Consumer Staples	0.7%
Cash & Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Constellation Energy Corp.	10.9%
Deere & Co.	8.3%
Exxon Mobil Corp.	8.0%
Freeport-McMoRan, Inc.	4.8%
General Electric Co.	4.3%
Newmont Corp.	4.2%
Chevron Corp.	4.2%
RTX Corp.	3.7%
Cameco Corp.	3.6%
Corteva, Inc.	3.3%

C000237654 [Member]
Shareholder Report [Line Items]
Fund Name	Strive Emerging Markets Ex-China ETF
Class Name	Strive Emerging Markets Ex-China ETF
Trading Symbol	STXE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Strive Emerging Markets Ex-China ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(215) 882-9983
Additional Information Website	www.strivefunds.com/stxe
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
Stocks in the emerging market countries excluding China increased during the reporting period, led by strong returns from equities in India and Taiwan. Indian companies benefited from increasing infrastructure investment, and other Southeast Asian countries benefited from stable demand for manufactured goods. Stocks in the emerging market countries excluding China trailed markets in the United States due to a strong dollar and higher-than-expected interest rates set by the Federal Reserve.

Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (1/30/2023)
Strive Emerging Markets Ex-China ETF - NAV	12.38%	13.44%
Strive Emerging Markets Ex-China ETF - Market	12.92%	14.33%
Bloomberg Emerging Markets Ex-China Large & Mid-Cap Index	15.14%	15.39%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit www.strivefunds.com/stxe for more recent performance information.

Performance Inception Date	Jan. 30, 2023
Net Assets	$ 100,345,667
Holdings Count | holding	271
Advisory Fees Paid, Amount	$ 305,035
Investment Company, Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$100,345,667	Portfolio Turnover Rate*	80%
# of Portfolio Holdings	271	Advisory Fees Paid	$305,035
*Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	31.5%
Financials	28.9%
Materials	7.0%
Energy	5.8%
Consumer Discretionary	5.5%
Industrials	5.3%
Consumer Staples	5.1%
Communication Services	3.9%
Utilities	3.2%
Health Care	2.6%
Real Estate	0.9%
Cash & Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	13.1%
Samsung Electronics Co. Ltd.	6.7%
HDFC Bank Ltd.	3.0%
Reliance Industries Ltd.	2.3%
ICICI Bank Ltd.	2.1%
Al Rajhi Bank	2.0%
Infosys Ltd.	1.5%
SK Hynix, Inc.	1.5%
Hon Hai Precision Industry Co. Ltd.	1.3%
Tata Consultancy Services Ltd.	1.0%

COUNTRY WEIGHTING (as a % of Net Assets)
India	30.5%
Taiwan	22.9%
South Korea	15.1%
Saudi Arabia	7.2%
Brazil	5.9%
Mexico	3.1%
South Africa	2.8%
Indonesia	2.4%
United Arab Emirates	2.2%
Thailand	2.0%
Kuwait	1.1%
Poland	1.1%
Qatar	0.8%
Philippines	0.7%
Malaysia	0.6%
Turkey	0.4%
Hungry	0.3%
Peru	0.3%
Greece	0.1%
Chile	0.1%
Cash & Cash Equivalents	0.3%

C000241772 [Member]
Shareholder Report [Line Items]
Fund Name	Strive International Developed Markets ETF
Class Name	Strive International Developed Markets ETF
Trading Symbol	STXI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Strive International Developed Markets ETF (the “Fund”) for the period of June 25, 2024 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(215) 882-9983
Additional Information Website	www.strivefunds.com/stxi
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$3	0.29%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
Stocks in developed market countries outside of the United States returned modestly positive results in the reporting period since the Fund’s inception. Japan and Canada led performance of developed markets equities outside of the United States. Stocks in ex-U.S. markets trailed those in the United States due to a strong dollar and higher-than-expected interest rates set by the Federal Reserve.

Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

CUMULATIVE TOTAL RETURNS
Since Inception (6/25/2024)
Strive International Developed Markets ETF - NAV	2.24%
Strive International Developed Markets ETF - Market	2.60%
Bloomberg Developed Markets Ex US Large & Mid Cap Total Return Index	2.59%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit www.strivefunds.com/stxi for more recent performance information.

Performance Inception Date	Jun. 25, 2024
Net Assets	$ 10,269,481
Holdings Count | holding	269
Advisory Fees Paid, Amount	$ 1,863
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$10,269,481	Portfolio Turnover Rate*	0%
# of Portfolio Holdings	269	Advisory Fees Paid	$1,863
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Financials	24.0%
Industrials	15.6%
Health Care	13.5%
Consumer Discretionary	10.1%
Information Technology	9.4%
Consumer Staples	7.8%
Materials	6.9%
Energy	5.8%
Communication Services	3.4%
Utilities	2.4%
Real Estate	0.8%
Cash & Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Novo Nordisk AS	3.1%
ASML Holding NV	2.4%
Nestle SA	1.8%
Novartis AG	1.6%
AstraZeneca PLC	1.6%
Shell PLC	1.6%
Roche Holding AG	1.6%
SAP SE	1.5%
Toyota Motor Corp.	1.5%
LVMH Moet Hennessy Louis Vuitton SE	1.2%

COUNTRY WEIGHTING (as a % of Net Assets)
Japan	19.8%
United Kingdom	13.4%
France	11.6%
Canada	11.3%
Switzerland	10.6%
Germany	7.7%
Australia	6.3%
Netherlands	4.9%
Denmark	3.8%
Spain	2.6%
Sweden	2.0%
Italy	2.0%
Singapore	1.0%
Hong Kong	0.9%
Belgium	0.7%
Finland	0.6%
Ireland	0.5%
Cash & Cash Equivalents	0.3%

C000242670 [Member]
Shareholder Report [Line Items]
Fund Name	Strive Total Return Bond ETF
Class Name	Strive Total Return Bond ETF
Trading Symbol	STXT
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Strive Total Return Bond ETF (the “Fund”) for the period of August 9, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(215) 882-9983
Additional Information Website	www.strivefunds.com/stxt
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$49	0.49%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund provides actively managed core fixed income exposure with a tactical allocation to structured credit and high-yield corporates. The Fund’s return was impacted by changes in interest rates over the Period.
The Fund’s allocation to agency residential mortgage-backed securities (RMBS), asset-backed securities, and non-agency RMBS were the most significant drivers of positive performance, while collateralized loan obligations, corporate bonds, and non-agency commercial mortgage-backed securities were smaller positive contributors to overall performance. The Fund’s allocation to agency RMBS was the largest contributor to positive performance because of bond selection and an overweight up-in-coupon. The use of treasury futures to increase the Fund’s duration in line with the Bloomberg U.S. Aggregate Bond Index detracted from performance, particularly in the first half of 2024, with a move wider in treasury rates.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

CUMULATIVE TOTAL RETURNS
Since Inception (8/9/2023)
Strive Total Return Bond ETF - NAV	6.45%
Strive Total Return Bond ETF - Market	6.66%
Bloomberg U.S. Aggregate Bond Index	5.53%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit www.strivefunds.com/stxt for more recent performance information.

Performance Inception Date	Aug. 09, 2023
Net Assets	$ 101,856,254
Holdings Count | holding	201
Advisory Fees Paid, Amount	$ 339,288
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$101,856,254	Portfolio Turnover Rate*	51%
# of Portfolio Holdings	201	Advisory Fees Paid	$339,288
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Mortgage-Backed Securities	45.6%
Asset-Backed Securities	17.2%
U.S. Treasury Securities	15.2%
Corporate Bonds	9.8%
Collateralized Loan Obligations	4.8%
Collateralized Mortgage Obligations	4.5%
Cash & Cash Equivalents	2.9%

TOP 10 HOLDINGS (as a % of Net Assets)
Federal Home Loan Mortgage Corp. Pool SD8384, 6.00%, 12/01/2053	2.3%
Ginnie Mae II Pool Pool SD8384, 6.00%, 12/01/2053	2.1%
Ginnie Mae II Pool Pool MA9105, 5.00%, 08/20/2053	1.9%
Federal Home Loan Mortgage Corp. Pool SD8256, 4.00%, 10/01/2052	1.8%
United States Treasury Note/Bond 4.13%, 10/31/2027	1.8%
Federal National Mortgage Association Pool FS5635, 4.00%, 11/01/2052	1.7%
Ginnie Mae II Pool Pool MA8491, 5.50%, 12/20/2052	1.5%
United States Treasury Note/Bond 3.13%, 08/15/2025	1.4%
Ginnie Mae II Pool Pool MA9106, 5.50%, 08/20/2053	1.4%
Federal Home Loan Mortgage Corp. Pool SD5809, 6.00%, 07/01/2054	1.4%

C000242671 [Member]
Shareholder Report [Line Items]
Fund Name	Strive Enhanced Income Short Maturity ETF
Class Name	Strive Enhanced Income Short Maturity ETF
Trading Symbol	BUXX
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Strive Enhanced Income Short Maturity ETF (the “Fund”) for the period of August 9, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(215) 882-9983
Additional Information Website	www.strivefunds.com/buxx
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund provides exposure to short-term investment grade assets in structured credit and investment grade corporate sectors to provide durable enhanced yield and outperformance over a full market cycle. The Fund’s return was impacted by changes in interest rates over the Period.
The Fund’s allocations to asset-backed securities (ABS), corporate bonds, and agency commercial mortgage-backed securities were the most significant drivers of positive performance, while exposure to collateralized loan obligations, non-agency residential mortgage-backed securities, and Treasuries were smaller positive contributions to overall performance. ABS was the most significant contributor to positive performance, specifically with income generation coming from an overweight to short-duration auto and consumer credits that benefited from the attractive higher yields on the front end of the yield curve. The Fund’s higher yield, duration, and tighter spreads contributed to relative performance versus the benchmark. The Fund’s overweight to investment grade bonds led to less relative outperformance versus other fixed income sectors like securitized credit during the Period.

Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

CUMULATIVE TOTAL RETURNS
Since Inception (8/9/2023)
Strive Enhanced Income Short Maturity ETF - NAV	6.57%
Strive Enhanced Income Short Maturity ETF - Market	6.62%
Bloomberg US Treasury Bill Index	5.36%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit www.strivefunds.com/buxx for more recent performance information.

Performance Inception Date	Aug. 09, 2023
Net Assets	$ 115,628,066
Holdings Count | holding	220
Advisory Fees Paid, Amount	$ 175,960
Investment Company, Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$115,628,066	Portfolio Turnover Rate*	83%
# of Portfolio Holdings	220	Advisory Fees Paid	$175,960
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Asset-Backed Securities	28.0%
Corporate Bonds	27.3%
Collateralized Mortgage Obligations	26.4%
Collateralized Loan Obligations	9.8%
U.S. Treasury Securities	1.5%
Mortgage-Backed Securities	0.6%
Cash & Cash Equivalents	6.4%

TOP 10 HOLDINGS (as a % of Net Assets)
Federal Home Loan Mortgage Corp. Series K056, Class A2, 2.53%, 05/25/2026	2.1%
Federal Home Loan Mortgage Corp. Series K048, Class A2, 3.28%, 06/25/2025	1.7%
Federal Home Loan Mortgage Corp. Series K047, Class A2, 3.33%, 05/25/2025	1.4%
Freddie Mac Structured Agency Credit Risk Debt Notes Series 2024-DNA1, Class M1, 6.70% (30 day avg SOFR US +1.35%), 02/25/2044	1.3%
THL Credit Lake Shore MM CLO Ltd. Series 2019-2A, Class A1RR, 6.69% (3mo. Term SOFR + 1.40%), 10/17/2031	1.3%
Gallatin CLO Ltd., Series 2017-1a, Class A1R, 6.65% (3 mo. Term SOFR + 1.35%), 07/15/2031	1.2%
American Credit Acceptance Receivables Trust, Series 2022-4, Class D, 8.00%, 02/15/2029	1.2%
Pagaya AI Debt Selection Trust, Series 2024-3, Class B, 6.57%, 10/15/2031	1.1%
Federal Home Loan Mortgage Corp. Series K055, Class A2, 2.67%, 03/25/2026	1.0%
Federal Home Loan Mortgage Corp. Series K057, Class A2, 2.57%, 07/25/2026	1.0%